Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (1)	Summary Compensation Table Total for Non-CEO NEO (2)	Compensation Actually Paid to Non-CEO NEO (2)	Value of Initial Fixed $100 Investment Based On Total Stockholder Return ("TSR")	Net Income
2025	$791,726	$823,277	$455,546	$472,054	$158	$14,420,000
2024	$744,755	$848,105	$421,267	$475,106	$141	$13,751,000
2023	$670,565	$667,849	$364,325	$362,819	$89	$13,059,000

Named Executive Officers, Footnote	The CEO, included in both years above is Mr. Bianchi. To calculate the CEO CAP, the following amounts were deducted from and added to Summary Compensation Table total compensation. There were no awards that failed to meet the applicable vesting condition or that were forfeited during 2025.The non-CEO NEO, included in both years above is Mr. Broucek. To calculate the Non-CEO NEO CAP, the following amounts were deducted from and added to Summary Compensation Table total compensation. There were no awards that failed to meet the applicable vesting condition or that were forfeited during 2025.
PEO Total Compensation Amount	$ 791,726	$ 744,755
PEO Actually Paid Compensation Amount	$ 823,277	848,105
Adjustment To PEO Compensation, Footnote	The CEO, included in both years above is Mr. Bianchi. To calculate the CEO CAP, the following amounts were deducted from and added to Summary Compensation Table total compensation. There were no awards that failed to meet the applicable vesting condition or that were forfeited during 2025.

	Summary Compensation Table		Current Year Stock Awards		Prior Stock Awards
Year	Total Compensation	Stock Awards	Year End Fair Value of Awards Outstanding & Unvested	Vest Date Fair Value of Awards Granted & Vested in Current Year	Change in Fair Value of Awards Outstanding & Unvested	Change in Fair Value of Awards Vested in Current Year	Total Dividends Paid on Unvested Awards	Compensation Actually Paid (CAP)
2025	$791,726	$(147,044)	$162,840	$0	$17,666	$(2,565)	$654	$823,277
2024	$744,755	$(138,720)	$190,218	$0	$48,648	$1,548	$1,656	$848,105
2023	$670,565	$(134,675)	$127,592	$0	$(2,989)	$4,408	$2,948	$667,849

Non-PEO NEO Average Total Compensation Amount	$ 455,546	421,267
Non-PEO NEO Average Compensation Actually Paid Amount	$ 472,054	475,106
Adjustment to Non-PEO NEO Compensation Footnote	The non-CEO NEO, included in both years above is Mr. Broucek. To calculate the Non-CEO NEO CAP, the following amounts were deducted from and added to Summary Compensation Table total compensation. There were no awards that failed to meet the applicable vesting condition or that were forfeited during 2025.

	Summary Compensation Table		Current Year Stock Awards		Prior Stock Awards
Year	Total Compensation	Stock Awards	Year End Fair Value of Awards Outstanding & Unvested	Vest Date Fair Value of Awards Granted & Vested in Current Year	Change in Fair Value of Awards Outstanding & Unvested	Change in Fair Value of Awards Vested in Current Year	Total Dividends Paid on Unvested Awards	Compensation Actually Paid (CAP)
2025	$455,546	$(77,367)	$85,660	$0	$9,210	$(1,336)	$341	$472,054
2024	$421,267	$(72,306)	$99,140	$0	$25,360	$782	$863	$475,106
2023	$364,325	$(70,192)	$66,501	$0	$(1,548)	$2,206	$1,527	$362,819

Total Shareholder Return Amount	$ 158	141
Net Income (Loss)	$ 14,420,000	13,751,000
PEO Name	Mr. Bianchi
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (147,044)	(138,720)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	162,840	190,218
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,666	48,648
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,565)	1,548
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	654	1,656
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(77,367)	(72,306)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	85,660	99,140
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,210	25,360
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,336)	782
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 341	$ 863